Unearned Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Unearned Revenue Table [Abstract]
Schedule of unearned revenue includes customer deposits and deferred revenue
	March 31,	December 31,
	2022	2021
Balance at January 1,	$721,608	$564,227
Revenue recognized	(12,259,583)	(39,702,714)
Amounts collected or invoiced	13,324,356	39,860,095
Unearned Revenue	$1,786,381	$721,608

	December 31,	December 31.
	2021	2020
Balance at January 1,	$564,227	$362,951
Revenue recognized	(39,702,714)	(37,752,173)
Amounts collected or invoiced	39,860,095	37,953,449
Balance at December 31,	$721,608	$564,227